Right-of-Use Assets	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
15.
RIGHT-OF-USE ASSETS

		Plant and
	Offices	equipment	Total
COST
As of January 1, 2024	$2,574	$25	$2,599
Additions	911	—	911
Derecognized upon end of lease term	(2,503)	(13)	(2,516)
As of December 31, 2024	982	12	994
Derecognized upon end of lease term	(71)	(12)	(83)
As of December 31, 2025	911	—	911
ACCUMULATED DEPRECIATION
As of January 1, 2024	(2,160)	(14)	(2,174)
Provided for the year	(126)	(21)	(147)
Derecognized upon end of lease term	2,226	28	2,254
As of December 31, 2024	(60)	(7)	(67)
Provided for the year	(205)	(4)	(209)
Derecognized upon end of lease term	(69)	11	(58)
As of December 31, 2025	(334)	—	(334)
CARRYING VALUES
As of December 31, 2024	$922	$5	$927
As of December 31, 2025	$577	$-	$577

The right-of-use assets are depreciated over the lease terms using straight-line method.

	Years ended December 31,
	2025	2024	2023
Expense relating to short-term leases	$48	$67	$122
Total cash outflow for leases	$190	$363	$566

Lease contracts are entered into for fixed terms of 12 months to 60 months, without extension and termination options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

The Group regularly entered into short-term leases for plant and equipment and laboratory premises. As of December 31, 2024 and 2025, the portfolio of short-term leases is similar to the portfolio of short-term leases to which the short-term lease expense disclosed above.

Restrictions or covenants on leases

In addition, lease liabilities of $966.0 thousand and $643.0 thousand are recognized with related right-of-use assets of $927.0 thousand and $577.0 thousand as of December 31, 2024 and 2025, respectively. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.